RESEARCH EXPENDITURES	12 Months Ended
Dec. 31, 2012
RESEARCH EXPENDITURES
RESEARCH EXPENDITURES

13. RESEARCH EXPENDITURES

Research expenditures that related to the development of new products and processes, including significant improvements and refinements to existing products are expensed as incurred. Such costs were $183 million in 2012, $96 million in 2011 and $88 million in 2010.